Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2020
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2020	2019	2018

Series 1	80,473.632	98,824.588	126,667.456	July 23, 2001
Series 3	17,481.806	19,497.621	19,980.130	September 1, 2009
Series 4	4,206.832	3,950.649	3,557.837	November 1, 2010
Series 5	3,267.128	1,466.136	342.762	April 1, 2018